Financial Risks - Summary of Unused Amount in Funding With Issuance Limit (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	¥ 7,718,625	¥ 7,531,818
Medium term notes [Member]
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	4,837,619	5,215,965
Corporate bonds [Member]
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	1,639,953	1,162,511
Commercial papers [Member]
Disclosure Of Unused Amount In Funding With Issuance Limit [Line Items]
Unused amount	¥ 1,241,053	¥ 1,153,342